CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
CONDENSED CONSOLIDATED BALANCE SHEETS
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	74,382,714	74,382,714	74,382,714
Preferred stock, shares issued	65,937,090	64,322,487	64,322,487
Preferred stock, shares outstanding	65,937,090	64,322,487	64,322,487
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	5,120,000	5,120,000	5,120,000
Common stock, shares issued	1,322,500	1,322,500	1,316,616
Common stock, shares outstanding	1,322,500	1,322,500	1,316,616